Inventories and Supplies	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories and Supplies
18.	Inventories and Supplies

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Terminal and cellular phone units:
At net realizable value(1)	2,358	2,093
At cost	3,140	3,423
Spare parts and supplies:
At net realizable value(1)	462	173
At cost	1,621	1,673
Others:
At net realizable value(1)	592	612
At cost	954	994
Total inventories and supplies at the lower of cost or net realizable value	3,412	2,878

(1)	Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Cost of sales	9,528	10,630	10,945
Repairs and maintenance	823	688	716
Provisions (Note 5)	471	1,528	907
Selling and promotions	138	43	1
	10,960	12,889	12,569

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	3,212	2,492
Provisions (Note 5)	471	1,528
Write-off	(136)	(121)
Reclassification	(220)	(100)
Cost of sales	(495)	(587)
Reversals	(529)	—
Balances at end of the year	2,303	3,212